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                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED AUGUST 1, 2006
               TO PROSPECTUS DATED MAY 1, 2006 (AS SUPPLEMENTED)

This supplement describes changes to the prospectus dated May 1, 2006, as supplemented, for PrimElite III variable annuity contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

INVESTMENT PORTFOLIOS

On August 1, 2006, Legg Mason Partners Fund Advisor, LLC (LMPFA) will become the investment manager of each investment portfolio listed in the table below. In addition, on August 1, 2006, CAM North America, LLC (CAM N.A.) and/or Western Asset Management Company (Western Asset) will become the subadviser(s) of the investment portfolios listed below. LMPFA, CAM N.A., and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

The information under the "INVESTMENT OPTIONS" and "APPENDIX A -- Participating Investment Portfolios" sections of the prospectus regarding sub-advisers is superseded by the following:

INVESTMENT PORTFOLIO                                              NEW SUBADVISER(S)
----------------------------------------------------------------------------------------
Legg Mason Partners Variable Lifestyle Balanced Portfolio     CAM N.A.

Legg Mason Partners Variable Lifestyle Growth Portfolio       CAM N.A.

Legg Mason Partners Variable Lifestyle High Growth Portfolio  CAM N.A.

Legg Mason Partners Variable Multiple Discipline Portfolio --
  All Cap Growth and Value                                    CAM N.A.

Legg Mason Partners Variable Multiple Discipline Portfolio --
  Large Cap Growth and Value                                  CAM N.A.

Legg Mason Partners Variable Multiple Discipline Portfolio --
  Global All Cap Growth and Value                             CAM N.A.

Legg Mason Partners Variable Multiple Discipline Portfolio --
  Balanced All Cap Growth and Value                           CAM N.A. and Western Asset

Legg Mason Partners Variable Appreciation Portfolio           CAM N.A.

Legg Mason Partners Variable Capital and Income Portfolio     CAM N.A. and Western Asset

Legg Mason Partners Variable Fundamental Value Portfolio      CAM N.A.

Legg Mason Partners Variable Portfolios III, Inc. --
  Legg Mason Partners Variable Aggressive Growth Portfolio    CAM N.A.

Legg Mason Partners Variable Portfolios III, Inc. --
  Legg Mason Partners Variable Large Cap Growth Portfolio     CAM N.A.

Legg Mason Partners Variable Large Cap Value Portfolio        CAM N.A.

Legg Mason Partners Variable Social Awareness Stock Portfolio CAM N.A.

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                                                                   SUPP-PEIIILM

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
INVESTMENT PORTFOLIO                                                     NEW SUBADVISER(S)
------------------------------------------------------------------------------------------
Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio   CAM N.A.

Legg Mason Partners Investment Series --
  Legg Mason Partners Variable Growth and Income Portfolio                 CAM N.A.

Legg Mason Partners Variable Dividend Strategy Portfolio                   CAM N.A.

Legg Mason Partners Variable Small Cap Growth Portfolio                    CAM N.A.

Legg Mason Partners Variable Adjustable Rate Income Portfolio              Western Asset

Legg Mason Partners Variable Money Market Portfolio                        Western Asset

Legg Mason Partners Variable High Yield Bond Portfolio                     Western Asset

Our forms and communications with you may temporarily continue to refer to the investment managers and/or subadvisers that the investment portfolios listed above had before August 1, 2006 until we are able to revise such documents.

On September 1, 2006, the name of the Legg Mason Partners Variable High Yield Bond Portfolio will be changed to the Legg Mason Partners Variable Global High Yield Bond Portfolio. There will be no change in the portfolio's investment objective or investment policies as a result of the name change. Our forms and communications with you may temporarily continue to refer to the portfolio by its previous name until we are able to revise such documents.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

              5 Park Plaza, Suite 1900  Telephone:(888) 556-5412
              Irvine, CA 92614

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